Supplemental Oil and Gas Information (Unaudited) -Standardized Measure of Discounted Future Net Cash Flows (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2014
Extractive Industries [Abstract]
Maximum effective rate of Texas franchise tax	0.70%